Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF INVESTMENTS

July 31, 2020 (unaudited)

				Shares		Fair Value
0.57%	MONEY MARKET FUNDS

	Federated Treasury Obligations Fund Institutional Class 0.09%*			402,988		$402,988
109.60%	PURCHASED OPTIONS

		Number
		of	Notional	Exercise	Expiration
	Description	Contracts	Amount	Price	Date	Value
109.60%	CALL OPTIONS

	SPDR S&P 500 ETF Trust	180	$5,877,360	$292.45	08/19/20 $	623,608
	SPDR S&P 500 ETF Trust	180	5,877,360	301.10	09/16/20	526,578
	SPDR S&P 500 ETF Trust	180	5,877,360	298.40	10/21/20	613,087
	SPDR S&P 500 ETF Trust	180	5,877,360	310.77	11/18/20	496,499
	SPDR S&P 500 ETF Trust	180	5,877,360	319.59	12/17/20	425,290
	SPDR S&P 500 ETF Trust	180	5,877,360	328.19	01/21/21	351,129
	SPDR S&P 500 ETF Trust	180	5,877,360	338.34	02/18/21	274,682
	SPDR S&P 500 ETF Trust	180	5,877,360	240.00	03/17/21	1,624,354
	SPDR S&P 500 ETF Trust	180	5,877,360	277.76	04/21/21	1,065,591
	SPDR S&P 500 ETF Trust	180	5,877,360	296.93	05/19/21	823,352
	SPDR S&P 500 ETF Trust	180	5,877,360	311.66	06/16/21	654,946
	SPDR S&P 500 ETF Trust	180	5,877,360	321.85	07/21/21	543,146
	SPDR S&P 500 ETF Trust	1,116	36,439,632	0.01	11/17/21	35,819,553
	SPDR S&P 500 ETF Trust	1,044	34,088,688	0.01	12/15/21	33,508,615

	TOTAL CALL OPTIONS PURCHASED					77,350,430
109.60%
	TOTAL PURCHASED OPTIONS					77,350,430
110.17%	TOTAL INVESTMENTS					77,753,418
(10.17%)	Liabilities, in excess of other assets					(7,178,298)
100.00%
	NET ASSETS					$70,575,120

* Effective 7 day yield as of July 31, 2020

Cboe VEST S&P 500® ENHANCED GROWTH STRATEGY FUND

SCHEDULE OF OPTIONS WRITTEN

July 31, 2020 (unaudited)

(10.07%) OPTIONS WRITTEN
	Number
	of	Notional	Exercise	Expiration
Description	Contracts	Amount	Price	Date	Value
(10.07%) CALL OPTIONS

SPDR S&P 500 ETF Trust	360	$(11,754,720)	$317.37	08/19/20 $	(433,305)
SPDR S&P 500 ETF Trust	360	(11,754,720)	327.91	09/16/20	(317,716)
SPDR S&P 500 ETF Trust	360	(11,754,720)	325.56	10/21/20	(497,114)
SPDR S&P 500 ETF Trust	360	(11,754,720)	338.38	11/17/20	(359,209)
SPDR S&P 500 ETF Trust	360	(11,754,720)	345.06	12/16/20	(324,640)
SPDR S&P 500 ETF Trust	360	(11,754,720)	355.60	01/20/21	(218,700)
SPDR S&P 500 ETF Trust	360	(11,754,720)	367.34	02/17/21	(136,453)
SPDR S&P 500 ETF Trust	360	(11,754,720)	281.00	03/15/21	(1,993,811)
SPDR S&P 500 ETF Trust	360	(11,754,720)	317.99	04/20/21	(1,041,672)
SPDR S&P 500 ETF Trust	360	(11,754,720)	328.41	05/18/21	(841,097)
SPDR S&P 500 ETF Trust	360	(11,754,720)	346.33	06/15/21	(533,948)
SPDR S&P 500 ETF Trust	360	(11,754,720)	356.50	07/21/21	(411,262)

TOTAL CALL OPTIONS WRITTEN					(7,108,927)
(10.07%) TOTAL OPTIONS WRITTEN					$(7,108,927)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2020:

	Level 1	Level 2		Level 3
		Other		Significant
		Significant		Unobservable
	Quoted Prices	Observable Inputs		Inputs	Total
MONEY MARKET FUNDS	$402,988		$-	$-	$402,988
PURCHASED OPTIONS	77,350,430		-	-	77,350,430
TOTAL INVESTMENTS	$77,753,418		$-	$-	$77,753,418

OPTIONS WRITTEN	$(7,108,927)		$-	$-	$(7,108,927)

The Fund held no Level 3 securities at any time during the period.
There were no transfers into or out of Levels 1 and 2 during the period ended July 31, 2020.
At July 31, 2020 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $70,373,655 and the related tax-based net unrealized appreciation (depreciation) consists of:
		Gross unrealized appreciation			$7,379,763
		Gross unrealized depreciation			-
		Net unrealized appreciation			$7,379,763